Employee benefit plan: (Details Textual) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Defined Benefit Plan Disclosure [Line Items]
Defined Contribution Plan, Maximum Annual Contributions Per Employee, Percent	15.00%
Defined Contribution Plan Employer Matching Contribution Description	The Company matches these contributions at a rate of 75% of the first 6% of pay that an employee contributes to the plan
Defined Contribution Plan Employer Contribution Amount	$ 45	$ 84	$ 108